UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2011

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     August 11, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Total Value: $ 262,853 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Cadiz Inc                    Common     127537207   $16,476   1,517,143    SH    SOLE  N/A   1,085,810  N/A    431,333
Compass Diversified Holdings Common     20451Q104   $15,103     915,860    SH    SOLE  N/A     765,000  N/A    150,860
Compugen Ltd                 Common     M25722105   $   203      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $11,369   5,600,410    SH    SOLE  N/A   4,796,000  N/A    804,410
Fbr & Co                     Common     30247C301   $ 4,509   1,326,200    SH    SOLE  N/A   1,307,000  N/A     19,200
General Cable Corp           Common     369300108   $13,714     322,075    SH    SOLE  N/A     266,600  N/A     55,475
General Electric Co          Common     369604103   $   342      18,120    SH    SOLE  N/A         -    N/A     18,120
Global Power Equipment Group Common     37941P306   $28,322   1,067,936    SH    SOLE  N/A     868,363  N/A    199,573
Heska Corp                   Common     42805E306   $ 4,974     510,500    SH    SOLE  N/A     487,500  N/A     23,000
Horsehead Holding Corp       Common     440694305   $12,659     950,400    SH    SOLE  N/A     765,500  N/A    184,900
Icici Bank Ltd               ADR        45104G104   $26,765     542,900    SH    SOLE  N/A     467,450  N/A     75,450
Libbey Inc                   Common     529898108   $27,754   1,711,100    SH    SOLE  N/A   1,306,600  N/A    404,500
Matrix Service Co            Common     576853105   $25,616   1,914,500    SH    SOLE  N/A   1,556,000  N/A    358,500
Metalico Inc                 Common     591176102   $ 9,279   1,572,775    SH    SOLE  N/A   1,283,000  N/A    289,775
Microsoft Corp               Common     594918104   $   312      12,000    SH    SOLE  N/A         -    N/A     12,000
Myr Group Inc                Common     55405W104   $13,415     573,300    SH    SOLE  N/A     498,800  N/A     74,500
Owens-Illinois Inc           Common     690768403   $15,597     604,310    SH    SOLE  N/A     493,000  N/A    111,310
Providence Service Corp      Common     743815102   $12,136     959,365    SH    SOLE  N/A     799,200  N/A    160,165
Rand Logistics Inc           Common     752182105   $ 7,418   1,010,563    SH    SOLE  N/A     557,048  N/A    453,515
Stealthgas Inc               Common     Y81669106   $ 8,193   1,914,650    SH    SOLE  N/A   1,564,000  N/A    350,650
Uranium Resources Inc        Common     916901507   $ 8,432   5,049,110    SH    SOLE  N/A   4,079,700  N/A    969,410
Wal-Mart Stores Inc          Common     931142103   $   266       5,000    SH    SOLE  N/A         -    N/A      5,000